Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accrued Expenses [Abstract]
Accrued Expenses

	June 30, 2014	December 31, 2013
	(unaudited)
Accrued professional fees	$213,000	$81,000
Accrued interest	3,000	-
Accrued payroll	26,000	26,000
Accrued vacation	87,000	76,000
Accrued expense reports	10,000	29,000
Accrued board fees	10,000	-
Accrued taxes	-	7,000
Accrued other	7,000	12,000
Accrued liabilities owed by Parent - reimbursable under Contribution Agreement	35,000	35,000
Total accrued expenses	$391,000	$266,000

	December 31,
	2013	2012
Accrued professional fees	$81,000	$25,000
Accrued payroll	26,000	64,000
Accrued vacation	76,000	—
Accrued severance	—	42,000
Accrued expense reports	29,000	—
Accrued consulting	—	50,000
Accrued taxes	7,000	—
Accrued other	12,000	1,000
Accrued liabilities owed by Parent - reimbursable under Contribution Agreement	35,000	204,000
Total accrued expenses	$266,000	$386,000